Derivative Instruments Not Designated as Hedging Instruments Relationships (Detail) (Undesignated derivative instruments) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Forward contracts Other income (expenses), net USD ($)	Mar. 31, 2012 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2011 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2010 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2012 Option contracts Other income (expenses), net USD ($)	Mar. 31, 2012 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2011 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2010 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	$ (71,542)	¥ (5,866,000)	¥ 941,000	¥ 351,000	$ 4,012	¥ 329,000	¥ (1,411,000)	¥ (972,000)	$ (5)	¥ 0	¥ (9,000)	¥ 3,000	$ (73,110)	¥ (5,995,000)	¥ 2,816,000	¥ 1,900,000	$ (2,439)	¥ (200,000)	¥ (455,000)	¥ (580,000)